SUBSEQUENT EVENT (Details) In Thousands, unless otherwise specified					1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 29, 2014 Heyi Investment China Merchants Bank CNY USD ($)	Dec. 29, 2014 Heyi Investment China Merchants Bank CNY	Feb. 28, 2015 Subsequent Event Heyi Investment China Merchants Bank agreement	Feb. 28, 2015 Subsequent Event Heyi Investment China Merchants Bank CNY	Feb. 10, 2015 Subsequent Event Heyi Investment China Merchants Bank CNY
Subsequent Event [Line Items]
Number of loan agreements entered					2
Amount borrowed			$ 80,585	500,000		268,500	400,000
Fixed interest rate per annum (as a percent)			5.40%	5.40%		5.04%	5.04%
Amount of restricted deposits as collateral	$ 98,620	611,900				270,000	400,000